SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trust (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current Assets:
Other receivables		$ 23,609,338
Loan receivables		31,169,826	$ 76,365,374
TOTAL ASSETS		78,382,476	173,255,842
Revenues		11,435,060	61,330,504	$ 107,257,841
Net income (loss)		(71,198,379)	5,532,581	65,481,973
Net cash provided by operating activities		(55,865,720)	(1,731,075)	87,723,007
Net cash used in investing activity		12,775,363	(68,106,557)	(27,623,791)
Net cash used in financing activity		$ (3,965,199)	$ (29,377)	$ 47,516,258
Consolidated revenue contributed by the VIEs and consolidated trust (as a percentage)		46.40%	99.70%	100.00%
Consolidated assets contributed by the VIEs and consolidated trust (as a percentage)		70.80%	59.80%
Consolidated liabilities contributed by the VIEs and consolidated trust (as a percentage)		30.90%	59.80%
Trust 1
Consolidated Trust
Initial cash set in fund	$ 6,000,000
Initial term of loan (in years)	5 years
Current Assets:
Cash		$ 42,168	$ 2,885,106
Other receivables		56,491	29,801
Loan receivables		4,472,885	64,103
TOTAL ASSETS		4,571,544	2,979,010
Revenues		1,468,873	224
Net income (loss)		343,133	(1,084)
Net cash provided by operating activities		1,748,706	2,949,209
Net cash used in investing activity		$ (4,486,321)	$ (64,103)